Trade Accounts Payable	12 Months Ended
Dec. 31, 2023
Trade Accounts Payable [Abstract]
Trade accounts payable

14 Trade accounts payable

Trade accounts payable correspond to the amounts owed to suppliers in the ordinary course of business. If the payment period is equivalent to one year or less, the amount is classified as current liabilities, otherwise the corresponding amount is classified as non-current liabilities. Accounts payable are recognized initially at their fair value and are subsequently measured at amortized cost using the effective interest method. Accounts payable by major type of supplier is as follow:

	December 31, 2023	December 31, 2022
Domestic:
Commodities	1,761,470	1,833,012
Materials and services	3,123,140	3,881,686
Finished products	38,061	13,773
Present value adjustment	(19,642)	(15,078)
	4,903,029	5,713,393

Foreign:
Commodities	31,354	36,602
Materials and services	320,691	192,280
Finished products	1,979	864
	354,024	229,746

Total trade accounts payable	5,257,053	5,943,139

Supply chain finance (1)
Domestic	940,344	574,280
Foreign	7,722	14,312
Total supply chain finance	948,066	588,592
Total	6,205,119	6,531,731

(1)	The Group and its indirect subsidiary Seara Alimentos carry out transactions with financial institutions that allow the suppliers to anticipate their receivables in the domestic market. These transactions do not extend payment terms beyond the normal terms with other suppliers. In addition, this operation did not bring any other cost to the Group and all financial costs of the operation are the responsibility of the suppliers.

The Group has commitments to purchase cattle for future delivery signed with certain suppliers, in which the Group guarantees the acquisition of cattle for a fixed price, or to be fixed, with no cash effect on the Group until the cattle are delivered. Based on these future delivery contracts, JBJ has already advanced this operation with the banks under the supply chain finance method. As of December 31, 2023, the amount of this transaction was US$61,926 (US$86,593 at December 31, 2022), this operation is recognized as supply chain finance.